Rule 497(e)
                                                             File Nos. 333-94668
                                                                    and 811-9070

                      Supplement dated December 29, 1997 to
                       Statement of Additional Information
                             dated November 28, 1997

                            DEVCAP SHARED RETURN FUND

Effective  as of December  15,  1997,  James R. Arnold was  appointed  Assistant
Secretary  of  the  Devcap  Shared  Return  Fund.  The  following   biographical
information will appear on page 9 of the Statement of Additional Information.

JAMES R. ARNOLD -- Assistant  Secretary of the Trust (since  December 15, 1997);
Client Services & Accounting Manager, Sunstone Financial Group, Inc. (since January, 1997); Secretary and Treasurer, The Primary Trend Fund, Inc. (since September, 1986) and The Primary Income Funds, Inc. (since September, 1989); Vice President, Arnold Investment Counsel, Inc. (prior to January, 1997).